Property and Equipment (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 01, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018
Property and Equipment (Textual)
Transferred construction in progress amount to R&D expenses				$ 416,231	$ 721,799
Construction in progress					416,231	$ 3,250,000
Property plant and equipment cost		2,806,068		2,777,144	2,709,543
Transferred construction amount to inventories					895,014
Transferred construction in progress amount to ground station equipment					1,854,027
Depreciation expense		$ 273,626	$ 273,038	$ 547,698	221,457
Additional construction in progress					$ 637,071
Tsai Ming-Yin [Member]
Property and Equipment (Textual)
Acquisition, description	The land is expected to be used to build a satellite ground station and data center. On July 10, 2018, the Company, Aerkomm Taiwan and the Seller entered into a certain real estate sales contract regarding this acquisition. Pursuant to the terms of the contract, and subsequent amendments on July 30, 2018, September 4, 2018, November 2, 2018 and January 3, 2019, the Company paid to the seller in installments refundable prepayment of $33,850,000 as of December 31, 2018. On July 2, 2019, the Company paid the remaining purchase price of $624,462. As of June 30, 2020, December 31, 2019 and 2018, the estimated commission payable for the land purchase in the amount of $1,387,127 was recorded to the cost of land and the payment to be paid after the full payment of the Land acquisition price until no later than December 31, 2021.